NET (LOSS) EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
NET (LOSS) EARNINGS PER SHARE
NET (LOSS) EARNINGS PER SHARE

Basic (loss) earnings per share is computed by dividing net (loss) income by the weighted average number of common shares outstanding during the period. Diluted (loss) earnings per share is computed by dividing net (loss) income by the weighted average number of common shares outstanding during the period after giving effect to all potentially dilutive securities outstanding during the period.

For the years ended December 31, 2012 and 2011, our potentially dilutive shares include the shares underlying our Convertible Notes, restricted stock awards, restricted stock units, stock options, and Warrants. The Convertible Notes may be converted into 5.2 million shares of our common stock. The following table shows the type and number (in thousands) of potentially dilutive shares excluded from the diluted earnings (loss) per share calculations for the periods presented as their effect would have been anti-dilutive:

	December 31, 2012	December 31, 2011
Potentially dilutive shares:
Convertible notes	5,238	5,238
Unvested restricted stock awards and restricted stock units	1,107	916
Stock options	107	178
Warrants	3,000	3,000
Total potentially dilutive shares	9,452	9,332